S000077383 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	11.54%	6.33%